Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations
Schedule of results, major classes of assets and liabilities, and net cash flows of subsidiaries classified as held for sale

	2024	2023
ASSETS
Current assets
Cash and cash equivalents	1,522	1,261
Total assets classified as held for sale	1,522	1,261

LIABILITIES
Current liabilities
Interest-bearing loans	1,171,546	1,297,372
Accounts payable, accruals and other payables	2,754,019	3,034,616
Total liabilities classified as held for sale	3,925,565	4,331,988
Net assets directly associated with assets classified as held for sale	(3,924,043)	(4,330,727)

	2024	2023 (Restated)	2022
Results for the year from discontinued operations
Revenue	—	13,354,491	44,257,724
Cost of sales	—	(10,638,283)	(44,027,703)
Gross income from discontinued operations	—	2,716,208	230,021

General and administrative expenses	(536,383)	(3,509,132)	(22,898,357)
Selling and marketing expenses	—	(1,023,741)	(2,009,890)
Other income, net	254,059	80,842	353,169
Operating loss from discontinued operations	(282,324)	(1,735,823)	(24,325,057)

Gain/(loss) on disposal of subsidiaries	1,126,100	(8,285,250)	—
Finance cost, net	(48,407)	(55,217)	(748,073)
Profit/(loss) before tax from discontinued operations	795,369	(10,076,290)	(25,073,130)

Income tax benefit	—	—	—

Profit/(loss) for the year from discontinued operations	795,369	(10,076,290)	(25,073,130)

Attributable to:
Equity holders of the Parent Company	726,325	(10,076,290)	(17,990,207)
Non-controlling interests	69,044	—	(7,082,923)
	795,369	(10,076,290)	(25,073,130)

Profit/(loss) per share
Basic	0.09	(1.48)	(3.69)
Diluted	0.09	(0.91)	(3.69)

Cash flow
Operating	795,369	(10,076,290)	1,911,960
Investing	—	—	(62,764)
Financing	—	—	2,441,134
Net cash flow	795,369	(10,076,290)	4,290,330

Swvl Global FZE

Accounts payable, accruals and other payables	1,126,100
Total liabilities	1,126,100

	Pakistan
	Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Property and equipment	—	115,310	—	180,094	295,404
Intangible assets	—	2,024,065	—	10,534,278	12,558,343
Right-of-use assets	—	576,299	—	131,516	707,815
Deferred tax assets	—	—	—	4,241,746	4,241,746
Trade and other receivables	—	690,241	—	6,695,629	7,385,870
Prepaid expenses and other current assets	—	65,347	—	160,523	225,870
Cash and cash equivalents	103,834	886,450	—	356,225	1,346,509
Total assets	103,834	4,357,712	—	22,300,011	26,761,557

Interest-bearing loans	—	407,615	316,293	—	723,908
Provision for employees’ end of service benefits	—	—	—	267,751	267,751
Lease liability	—	628,845	—	330,563	959,408
Accounts payable, accruals and other payables	22,683	816,547	186,945	1,354,305	2,380,480
Loans from a related party	—	—	454,687	—	454,687
Total liabilities	22,683	1,853,007	957,925	1,952,619	4,786,234

Summary of gain/(loss) on disposal groups

Swvl Global FZE
Liabilities	1,126,100
Gain on disposal	(1,126,100)

	Pakistan Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Sale consideration	(20,000)	(5,000,000)	(377,829)	(9,335,867)	(14,733,696)
Foreign currency reserve	1,600,981	103,808	(58,580)	(866,512)	779,697
Non-controlling interest	—	—	1,152,077	—	1,152,077
Assets	103,834	4,357,712	—	22,300,011	26,761,557
Liabilities	(22,683)	(1,853,007)	(957,925)	(1,952,619)	(4,786,234)
Loss for the year	—	—	—	(888,151)	(888,151)
(Gain)/loss on disposal	1,662,132	(2,391,487)	(242,257)	9,256,862	8,285,250